LEASES - Components of Lease Expense (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Maximum
Lessee Lease Description [Line Items]
Term of short term lease	1 month	1 month